Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents		$ 164,578	$ 186,462
Accounts receivable		50,302	65,458
Prepaid expenses and other current assets		13,276	17,720
Inventories		8,362	9,713
Total current assets		236,518	279,353
Non-current assets
Vessels and drydock		4,084,167	4,090,094
Vessels under construction			55,376
Other assets		55,538	50,684
Goodwill		11,643	11,482
Restricted cash		12,284	11,387
Total non-current assets		4,163,632	4,219,023
Total assets		4,400,150	4,498,376
Current liabilities
Current portion of long-term debt		230,743	113,036
Finance lease liability		50,622	50,146
Accounts payable		15,761	13,044
Accrued expenses		25,192	32,838
Total current liabilities		322,318	209,064
Non-current liabilities
Long-term debt		1,810,869	1,937,018
Finance lease liability		641,584	666,993
Total non-current liabilities		2,452,453	2,604,011
Total liabilities		2,774,771	2,813,075
Issued, authorized and fully paid-in share capital:
Share capital		3,817	3,766
Additional paid-in capital		2,324,309	2,283,591
Treasury shares		(443,816)	(443,816)
Accumulated deficit	[1]	(258,931)	(158,240)
Total shareholders' equity		1,625,379	1,685,301
Total liabilities and shareholders' equity		$ 4,400,150	$ 4,498,376

[1]	Reflects the impact of the adoption of IFRS 15, Revenue from Contracts with Customers, which is effective for annual periods beginning on January 1, 2018. The standard may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption (the "modified retrospective method"). We have applied the modified retrospective method upon the date of transition. Accordingly, the cumulative effect of the application of this standard resulted in a $3,888 reduction in the opening balance of Accumulated deficit on January 1, 2018.